Inventories, Net (Tables)	6 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Raw material	-	5,918
Finished Goods	-	1,671
work in progress	-	2,404
Ginseng	-	1,970,070
Inventory write-down	-	(126)
Total	-	1,979,937